Principal Funds, Inc.

Supplement dated June 30, 2016
to the Statutory Prospectus dated March 1, 2016
(as supplemented on
March 9, 2016, March 18, 2016, May 2, 2016, May 31, 2016 and June 17, 2016)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

FUND SUMMARY FOR GLOBAL DIVERSIFIED INCOME FUND:

At a Special Meeting of the Shareholders of the Fund held on June 28, 2016, the Fund’s shareholders voted to approve the hiring of Principal Global Investors, LLC (“PGI”) as a sub-advisor for the high yield portion of the Fund. The Fund’s shareholders also approved the ability of Principal Management Corporation to enter into and/or materially amend agreements with wholly-owned and majority-owned affiliated sub-advisors on behalf of the Fund without obtaining shareholder approval. The Board of Directors of Principal Funds, Inc. approved the hiring of PGI as a sub-advisor for the opportunistic mortgage-backed securities portion of the Fund.
In the Management section, under Sub-Advisors, delete Guggenheim Partners Investment Management, LLC.

FUND SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) BALANCED PORTFOLIO:

Delete the first sentence under Principal Investment Strategies and replace with the following:

The SAM Portfolios operate as funds of funds and invest principally in Principal Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. If an Underlying Fund offers multiple classes of shares, the SAM Portfolios will purchase shares of the class with the lowest expense ratio at the time of purchase.

FUND SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE BALANCED PORTFOLIO:

Delete the first sentence under Principal Investment Strategies and replace with the following:

The SAM Portfolios operate as funds of funds and invest principally in Principal Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. If an Underlying Fund offers multiple classes of shares, the SAM Portfolios will purchase shares of the class with the lowest expense ratio at the time of purchase.

FUND SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE GROWTH PORTFOLIO:

Delete the first sentence under Principal Investment Strategies and replace with the following:

The SAM Portfolios operate as funds of funds and invest principally in Principal Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. If an Underlying Fund offers multiple classes of shares, the SAM Portfolios will purchase shares of the class with the lowest expense ratio at the time of purchase.

1

FUND SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) FLEXIBLE INCOME PORTFOLIO:

Delete the first sentence under Principal Investment Strategies and replace with the following:

The SAM Portfolios operate as funds of funds and invest principally in Principal Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. If an Underlying Fund offers multiple classes of shares, the SAM Portfolios will purchase shares of the class with the lowest expense ratio at the time of purchase.

FUND SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) STRATEGIC GROWTH PORTFOLIO:

Delete the first sentence under Principal Investment Strategies and replace with the following:

The SAM Portfolios operate as funds of funds and invest principally in Principal Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. If an Underlying Fund offers multiple classes of shares, the SAM Portfolios will purchase shares of the class with the lowest expense ratio at the time of purchase.

MANAGEMENT OF THE FUNDS

Under The Sub-Advisors, delete references to Guggenheim Partners Investment Management, LLC.

Under The Sub-Advisors, delete the first paragraph under Principal Global Investors, LLC, and replace with the following:

PGI is the sub-advisor for the California Municipal Fund, the Core Plus Bond Fund, the Diversified International Fund, the High Yield Fund, the International Emerging Markets Fund, the LargeCap S&P 500 Index Fund, the LargeCap Value Fund, the MidCap Fund, the MidCap S&P 400 Index Fund, the Money Market Fund, the Principal LifeTime 2010 Fund, the Principal LifeTime 2015 Fund, the Principal LifeTime 2020 Fund, the Principal LifeTime 2025 Fund, the Principal LifeTime 2030 Fund, the Principal LifeTime 2035 Fund, the Principal LifeTime 2040 Fund, the Principal LifeTime 2045 Fund, the Principal LifeTime 2050 Fund, the Principal LifeTime 2055 Fund, the Principal LifeTime 2060 Fund, the Principal LifeTime Strategic Income Fund, the SmallCap Fund, the SmallCap S&P 600 Index Fund, the Tax-Exempt Bond Fund, the global value equity and opportunistic mortgage-backed securities portions of the Global Diversified Income Fund, and a portion of the assets of the MidCap Value Fund III. PGI is also one of the sub-advisors for the high yield portion of the Global Diversified Income Fund.

Delete the last paragraph under Manager of Managers, and replace with the following:

The shareholders of the following Funds have approved reliance, and the Funds intend to rely, on the majority-owned order, should the SEC grant that relief in the future, and the wholly-owned order: Global Diversified Income and Principal LifeTime Hybrid Funds. The remaining Funds have approved the Fund's reliance on the unaffiliated order and intend to rely on it.

2